Performance Management	Jan. 31, 2024
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.31% Worst Quarter Q1, 2022: -0.03%
The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.29%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.31% Worst Quarter Q1, 2022: -0.03% The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.29%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.29%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Administrative Shares	4.94%	1.84%	1.23%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Administrative Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.30% Worst Quarter Q4, 2020: 0.00%
The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.28%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.30% Worst Quarter Q4, 2020: 0.00% The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.28%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.28%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Administrative Shares	4.93%	1.73%	1.11%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.29% Worst Quarter Q1, 2022: 0.00%
The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.27%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.29% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.27%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.27%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Administrative Shares	4.86%	1.68%	1.07%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.30% Worst Quarter Q1, 2022: 0.00%
The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.28%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.30% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.28%
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.28%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Administrative Shares	4.92%	1.72%	1.09%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Administrative Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.31% Worst Quarter Q1, 2022: 0.00%
The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.28%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.31% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Administrative shares as of March 31, 2024 was 1.28%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.28%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Administrative Shares	4.84%	1.67%	1.06%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.34% Worst Quarter Q1, 2022: -0.02%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.34% Worst Quarter Q1, 2022: -0.02% The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 1.32%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.32%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Institutional Shares	5.07%	1.93%	1.31%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.32% Worst Quarter Q4, 2020: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.32% Worst Quarter Q4, 2020: 0.00% The year-to-date total return of the fund's Institutiional shares as of March 31, 2024 was 1.30%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.30%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Institutional Shares	5.03%	1.80%	1.18%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.32% Worst Quarter Q1, 2022: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.32% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 1.30%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.30%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Institutional Shares	4.97%	1.74%	1.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.32% Worst Quarter Q4, 2021: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.32% Worst Quarter Q4, 2021: 0.00% The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 1.30%
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.30%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Institutional Shares	5.03%	1.78%	1.16%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00% The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 1.30%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.30%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Institutional Shares	4.94%	1.74%	1.12%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 0.89% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 0.78%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 0.89% Worst Quarter Q4, 2021: 0.00% The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 0.78%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.78%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.89%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Institutional Shares	3.19%	1.19%	0.80%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q4 2023: 1.25% Worst Quarter Q1, 2022: -0.03%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.25% Worst Quarter Q1, 2022: -0.03% The year-to-date total return of the fund's Investor shares as of March 31, 2024 was 1.24%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Investor Shares	4.74%	1.72%	1.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Investor Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.26% Worst Quarter Q4, 2020: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2022: 1.26% Worst Quarter Q4, 2020: 0.00% The year-to-date total return of the fund's Investor shares as of March 31, 2024 was 1.24%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Investor Shares	4.77%	1.64%	1.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Investor shares call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Investor Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.26% Worst Quarter Q1, 2022: 0.00%

Bar Chart Closing [Text Block]	Best Quarter Q4, 2023: 1.26% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Investor shares as of March 31, 2024 was 1.23%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.23%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Investor Shares	4.71%	1.59%	0.98%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.26% Worst Quarter Q1, 2022: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.26% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Investor shares as of March 31, 2024 was 1.24%
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Investor Shares	4.77%	1.63%	1.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.27% Worst Quarter Q1, 2022: 0.00%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.27% Worst Quarter Q1, 2022: 0.00% The year-to-date total return of the fund's Investor shares as of March 31, 2024 was 1.24%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Investor Shares	4.68%	1.58%	0.98%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Preferred Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Preferred shares from year to year. The table shows the average annual total returns of the fund's Preferred shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Preferred Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Preferred Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 1.36% Worst Quarter Q1, 2022: -0.02%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.36% Worst Quarter Q1, 2022: -0.02% The year-to-date total return of the fund's Preferred shares as of March 31, 2024 was 1.33%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.33%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	Since Inception (05/04/2021)
Preferred Shares	5.15%	2.55%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table Closing [Text Block]

For the current yield for Preferred shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com